Economic Activity - Additional Information (Detail) $ / shares in Units, S/ in Thousands, $ in Thousands, $ in Thousands					12 Months Ended
	Mar. 21, 2024 PEN (S/) shares	Jul. 24, 2023 PEN (S/)	Jan. 01, 2023 PEN (S/)	Sep. 03, 2021 PEN (S/)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Mar. 21, 2024 USD ($) $ / shares shares	Jul. 24, 2023 MXN ($)	Feb. 01, 2023 PEN (S/)
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Payment for accounts payable to former shareholder					S/ 21,145	S/ 30,011	S/ 1,368
Auna Seguros, S.A. [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Transaction costs associated with the acquisition were recorded as an expenses				S/ 1,709
Other accounts receivables										S/ 1,868
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables										0
Other investments							93,421			S/ 65,605
Account payables to former shareholder		S/ 1,347							$ 6,356
Payment for accounts payable to former shareholder		1,368
Payment for accounts payable to former shareholder exchange difference		21
Goodwill		S/ 21,331
Revenue of acquiree							102,916
Profit (loss) of acquiree							S/ 30,882
Revenue of combined entity			S/ 3,884,448
Profit (loss) of combined entity			S/ 123,032
Auna Seguros, S.A. [Member] | Share Purchase Agreement [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Initial Public Offering [Member] | Series A Ordinary Shares [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Number of shares authorised | shares	30,000,000							30,000,000
Par value per share | $ / shares								$ 12
Number of shares issued | shares	30,000,000							30,000,000
Issued capital, ordinary shares	S/ 1,267,794							$ 342,000
Share issue related cost	S/ 61,769
Parent [member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Country of incorporation					Peru
Address of entity's registered office					6, rue Jean Monnet, L-2180 Luxembourg, Grand Duchy of Luxembourg
Auna S.A. [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Proportion of ownership interest in subsidiary					68.26%